Consolidated Balance Sheet (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 368,134	$ 670,992
Short-term investments	402,882	113,275
Accounts receivable
Due from customers, less allowances of $28,859 and $30,422, respectively	378,976	384,470
Other, less allowances of $6,148 and $7,201, respectively	133,970	130,973
Inventory	116,330	156,987
Net deferred income tax asset	37,079	29,874
Prepaid expenses	76,935	94,336
Prepaid income taxes	64,985	3,718
Other current assets	17,384	63,046
Total current assets	1,596,675	1,647,671
Investments
Licenses	1,460,126	1,443,025
Goodwill	728,455	707,840
Other intangible assets, net of accumulated amortization of $119,555 and $108,944, respectively	30,810	26,589
Investments in unconsolidated entities	197,922	203,799
Long-term investments	102,185
Other investments	8,988	9,785
Total investments	2,528,486	2,391,038
Property, plant and equipment
In service and under construction	9,351,341	8,720,982
Less: Accumulated depreciation	5,833,557	5,253,615
Property, plant and equipment, net	3,517,784	3,467,367
Other assets and deferred charges	79,623	65,759
Total assets	7,722,568	7,571,835
Current liabilities
Current portion of long-term debt	1,711	2,509
Accounts payable	344,355	347,348
Customer deposits and deferred revenues	171,781	164,451
Accrued interest	4,308	12,227
Accrued taxes	46,110	61,381
Accrued compensation	99,020	93,524
Other current liabilities	144,938	117,081
Total current liabilities	812,223	798,521
Deferred liabilities and credits
Net deferred income tax liability	589,092	519,069
Other deferred liabilities and credits	354,798	329,939
Long-term debt	1,499,862	1,492,908
Commitments and contingencies
Noncontrolling interests with redemption features	855	727
TDS shareholders' equity
Series A Common, Special Common and Common Shares	1,270	1,270
Capital in excess of par value	2,107,929	2,088,807
Special Common and Common Treasury shares at cost:	(738,695)	(681,649)
Accumulated other comprehensive loss	(3,208)	(2,710)
Retained earnings	2,450,599	2,361,560
Total TDS shareholders' equity	3,817,895	3,767,278
Preferred shares	830	832
Noncontrolling interests	647,013	662,561
Total equity	4,465,738	4,430,671
Total liabilities and equity	7,722,568	7,571,835
Series A Common Shares
TDS shareholders' equity
Series A Common, Special Common and Common Shares	65	65
Special Common Shares
TDS shareholders' equity
Series A Common, Special Common and Common Shares	634	634
Common Shares
TDS shareholders' equity
Series A Common, Special Common and Common Shares	$ 571	$ 571